SEGMENTED INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended				6 Months Ended				12 Months Ended		3 Months Ended		6 Months Ended			3 Months Ended		6 Months Ended			3 Months Ended		6 Months Ended			3 Months Ended	6 Months Ended		3 Months Ended		6 Months Ended			3 Months Ended	6 Months Ended			3 Months Ended		6 Months Ended			3 Months Ended		6 Months Ended			3 Months Ended		6 Months Ended			3 Months Ended		6 Months Ended			3 Months Ended	6 Months Ended		3 Months Ended		6 Months Ended			3 Months Ended		6 Months Ended
	Jun. 30, 2014		Jun. 30, 2013		Jun. 30, 2014		Jun. 30, 2013		Dec. 31, 2013 item	Jun. 16, 2014 Canadian Malartic mine	Jun. 30, 2014 Northern Business	Jun. 30, 2013 Northern Business	Jun. 30, 2014 Northern Business	Jun. 30, 2013 Northern Business	Dec. 31, 2013 Northern Business	Jun. 30, 2014 Northern Business LaRonde mine	Jun. 30, 2013 Northern Business LaRonde mine	Jun. 30, 2014 Northern Business LaRonde mine	Jun. 30, 2013 Northern Business LaRonde mine	Dec. 31, 2013 Northern Business LaRonde mine	Jun. 30, 2014 Northern Business Lapa mine	Jun. 30, 2013 Northern Business Lapa mine	Jun. 30, 2014 Northern Business Lapa mine	Jun. 30, 2013 Northern Business Lapa mine	Dec. 31, 2013 Northern Business Lapa mine	Jun. 30, 2014 Northern Business Goldex mine	Jun. 30, 2014 Northern Business Goldex mine	Dec. 31, 2013 Northern Business Goldex mine	Jun. 30, 2014 Northern Business Meadowbank mine	Jun. 30, 2013 Northern Business Meadowbank mine	Jun. 30, 2014 Northern Business Meadowbank mine	Jun. 30, 2013 Northern Business Meadowbank mine	Dec. 31, 2013 Northern Business Meadowbank mine	Jun. 30, 2014 Northern Business Canadian Malartic mine	Jun. 30, 2014 Northern Business Canadian Malartic mine	Jun. 30, 2014 Northern Business Meliadine project	Dec. 31, 2013 Northern Business Meliadine project	Jun. 30, 2014 Northern Business Kittila mine	Jun. 30, 2013 Northern Business Kittila mine	Jun. 30, 2014 Northern Business Kittila mine	Jun. 30, 2013 Northern Business Kittila mine	Dec. 31, 2013 Northern Business Kittila mine	Jun. 30, 2014 Southern Business	Jun. 30, 2013 Southern Business	Jun. 30, 2014 Southern Business	Jun. 30, 2013 Southern Business	Dec. 31, 2013 Southern Business	Jun. 30, 2014 Southern Business Pinos Altos mine	Jun. 30, 2013 Southern Business Pinos Altos mine	Jun. 30, 2014 Southern Business Pinos Altos mine	Jun. 30, 2013 Southern Business Pinos Altos mine	Dec. 31, 2013 Southern Business Pinos Altos mine	Jun. 30, 2014 Southern Business Creston Mascota deposit at Pinos Altos	Jun. 30, 2013 Southern Business Creston Mascota deposit at Pinos Altos	Jun. 30, 2014 Southern Business Creston Mascota deposit at Pinos Altos	Jun. 30, 2013 Southern Business Creston Mascota deposit at Pinos Altos	Dec. 31, 2013 Southern Business Creston Mascota deposit at Pinos Altos	Jun. 30, 2014 Southern Business La India Mine Project	Jun. 30, 2014 Southern Business La India Mine Project	Dec. 31, 2013 Southern Business La India Mine Project	Jun. 30, 2014 Exploration	Jun. 30, 2013 Exploration	Jun. 30, 2014 Exploration	Jun. 30, 2013 Exploration	Dec. 31, 2013 Exploration	Jun. 30, 2014 Corporate and Other Income (Loss)	Jun. 30, 2013 Corporate and Other Income (Loss)	Jun. 30, 2014 Corporate and Other Income (Loss)	Jun. 30, 2013 Corporate and Other Income (Loss)	Dec. 31, 2013 Corporate and Other Income (Loss)
SEGMENTED INFORMATION
Minimum required percentage of combined revenue, profit or loss or total assets of reported operating segments	10.00%				10.00%
Number of business units									3
Segment reporting Information
Ownership percentage										50.00%
Revenues from Mining Operations	$ 437,794		$ 336,424		$ 929,561		$ 756,846				$ 340,187	$ 250,298	$ 728,453	$ 582,124		$ 73,160	$ 74,996	$ 165,864	$ 166,194		$ 23,406	$ 34,737	$ 54,096	$ 73,135		$ 28,702	$ 54,072		$ 152,536	$ 122,518	$ 343,576	$ 252,610		$ 21,274	$ 21,274			$ 41,109	$ 18,047	$ 89,571	$ 90,185		$ 97,607	$ 86,126	$ 201,108	$ 174,722		$ 63,357	$ 76,219	$ 133,840	$ 163,909		$ 14,237	$ 9,907	$ 27,776	$ 10,813		$ 20,013	$ 39,492
Production Costs	(239,006)	[1]	(225,951)	[1]	(463,097)	[1]	(456,004)	[1]			(194,737)	(187,013)	(375,062)	(382,297)		(45,340)	(60,624)	(94,927)	(118,527)		(14,643)	(18,094)	(30,096)	(34,704)		(15,028)	(29,819)		(71,892)	(90,136)	(142,961)	(183,725)		(20,727)	(20,727)			(27,107)	(18,159)	(56,532)	(45,341)		(44,269)	(38,938)	(88,035)	(73,707)		(30,033)	(34,511)	(61,919)	(66,163)		(6,901)	(4,427)	(12,929)	(7,544)		(7,335)	(13,187)
Exploration and Corporate Development	(11,552)		(11,326)		(20,970)		(19,897)																																																						(11,552)	(11,326)	(20,970)	(19,897)
Segments totals	187,236		99,147		445,494		280,945				145,450	63,285	353,391	199,827		27,820	14,372	70,937	47,667		8,763	16,643	24,000	38,431		13,674	24,253		80,644	32,382	200,615	68,885		547	547			14,002	(112)	33,039	44,844		53,338	47,188	113,073	101,015		33,324	41,708	71,921	97,746		7,336	5,480	14,847	3,269		12,678	26,305		(11,552)	(11,326)	(20,970)	(19,897)
Amortization of property, plant and mine development	(77,570)		(70,128)		(151,107)		(140,199)																																																											(77,570)	(70,128)	(151,107)	(140,199)
General and administrative	(24,791)		(28,385)		(52,030)		(65,705)																																																											(24,791)	(28,385)	(52,030)	(65,705)
Impairment loss on available-for-sale securities	(2,419)		(17,313)		(2,419)		(28,308)																																																											(2,419)	(17,313)	(2,419)	(28,308)
Provincial Capital Tax			1,504				1,504																																																												1,504		1,504
Interest expense	(15,731)		(13,735)		(31,666)		(27,651)																																																											(15,731)	(13,735)	(31,666)	(27,651)
Interest and sundry expense	(3,370)		(3,734)		(2,953)		(3,946)																																																											(3,370)	(3,734)	(2,953)	(3,946)
Gain (Loss) on derivative financial instruments	(1,344)		(1,936)		1,984		1,046																																																											(1,344)	(1,936)	1,984	1,046
Gain on sale of available-for-sale securities	5,016				5,289																																																													5,016		5,289
Foreign Currency Translation (Loss) Gain	(8,666)		11,120		(326)		7,462																																																											(8,666)	11,120	(326)	7,462
Income (loss) before income and mining taxes and other items	58,361		(23,460)		212,266		25,148																																																											58,361	(23,460)	212,266	25,148
Income and mining taxes expense	(18,360)		(920)		(63,413)		(25,669)																																																											(18,360)	(920)	(63,413)	(25,669)
Loss on equity investment	(2,325)				(2,325)																																																													(2,325)		(2,325)
Net income (loss) for the period	37,676		(24,380)		146,528		(521)																																																											37,676	(24,380)	146,528	(521)
Equity investment	1,638,784				1,638,784
Total Assets	$ 6,708,478				$ 6,708,478				$ 4,959,359		$ 3,530,122		$ 3,530,122		$ 3,537,255	$ 873,458		$ 873,458		$ 878,719	$ 77,778		$ 77,778		$ 78,293	$ 130,399	$ 130,399	$ 120,601	$ 640,662		$ 640,662		$ 711,387			$ 899,431	$ 877,923	$ 908,394		$ 908,394		$ 870,332	$ 1,205,029		$ 1,205,029		$ 1,136,195	$ 579,023		$ 579,023		$ 537,560	$ 86,790		$ 86,790		$ 86,185	$ 539,216	$ 539,216	$ 512,450	$ 24,335		$ 24,335		$ 19,838	$ 310,208		$ 310,208		$ 266,071

[1]	Exclusive of amortization, which is shown seperately.